SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of major customers [abstract]
Disclosure of detailed information about operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2022	2021	2020
Customer A	$5,312,839	$2,787,027	$5,505,214
Customer B	$1,837,438	$932,248	$2,710,540
Customer C	$1,131,112	$1,314,843	$1,280,155